Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
Putnam BioRevolution™ ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam BioRevolution™ ETF (NAV)
Average Annual Return, Percent	(4.93%)	4.37%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	11.40%	18.77%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	12.10%	19.65%